ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.4%

Apparel – 3.2%
Crocs, Inc.*	7,649	$615,362
NIKE, Inc., Class B	4,534	602,523
Under Armour, Inc., Class C*	33,589	620,053
Total Apparel		1,837,938

Commercial Services – 2.1%
AMN Healthcare Services, Inc.*	7,815	575,966
PayPal Holdings, Inc.*	2,506	608,557
Total Commercial Services		1,184,523

Computers – 4.3%
Apple, Inc.	4,875	595,481
Fortinet, Inc.*	3,227	595,123
Globant SA*	3,050	633,211
Zscaler, Inc.*	3,559	610,974
Total Computers		2,434,789

Cosmetics/Personal Care – 1.0%
elf Beauty, Inc.*	22,187	595,277

Diversified Financial Services – 2.1%
Nasdaq, Inc.	3,983	587,333
Tradeweb Markets, Inc., Class A	8,091	598,734
Total Diversified Financial Services		1,186,067

Electrical Components & Equipment – 1.0%
Emerson Electric Co.	6,511	587,422

Electronics – 2.1%
Flex Ltd.*	34,348	628,912
II-VI, Inc.*(a)	8,772	599,742
Total Electronics		1,228,654

Entertainment – 1.1%
Vail Resorts, Inc.*	2,113	616,278

Food – 1.0%
Albertsons Cos., Inc., Class A(a)	30,216	576,219

Healthcare - Products – 2.2%
Bio-Techne Corp.	1,645	628,275
Repligen Corp.*	3,206	623,278
Total Healthcare - Products		1,251,553

Home Builders – 2.1%
Skyline Champion Corp.*	13,464	609,381
Thor Industries, Inc.	4,449	599,458
Total Home Builders		1,208,839

Internet – 7.4%
Alphabet, Inc., Class C*	295	610,246
Amazon.com, Inc.*	191	590,969
eBay, Inc.	9,895	605,970
Facebook, Inc., Class A*	2,062	607,321
Mimecast Ltd.*	14,809	595,470
Q2 Holdings, Inc.*(a)	6,000	601,200
Shopify, Inc., Class A (Canada)*	561	620,746
Total Internet		4,231,922

Leisure Time – 3.1%
Brunswick Corp.	6,207	591,961
Malibu Boats, Inc., Class A*	7,591	604,851
Polaris, Inc.	4,438	592,473
Total Leisure Time		1,789,285

Machinery - Diversified – 2.2%
Cognex Corp.	7,337	608,897
Ichor Holdings Ltd.*	11,651	626,824
Total Machinery - Diversified		1,235,721

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Media – 1.1%
TEGNA, Inc.	32,208	$606,477

Miscellaneous Manufacturing – 1.0%
Parker-Hannifin Corp.	1,869	589,539

Retail – 14.5%
Advance Auto Parts, Inc.	3,212	589,370
American Eagle Outfitters, Inc.	20,885	610,677
At Home Group, Inc.*	21,141	606,747
Boot Barn Holdings, Inc.*	9,589	597,491
Chipotle Mexican Grill, Inc.*	417	592,482
Costco Wholesale Corp.	1,687	594,634
Darden Restaurants, Inc.	4,097	581,774
Dave & Buster’s Entertainment, Inc.*	12,707	608,665
Dick’s Sporting Goods, Inc.	7,725	588,259
Five Below, Inc.*	2,997	571,798
Floor & Decor Holdings, Inc., Class A*	6,212	593,122
L Brands, Inc.*	9,832	608,207
MarineMax, Inc.*	11,789	581,905
Williams-Sonoma, Inc.	3,246	581,683
Total Retail		8,306,814

Semiconductors – 27.8%
Advanced Micro Devices, Inc.*	7,677	602,644
Alpha & Omega Semiconductor Ltd.*	19,017	621,856
Ambarella, Inc.*	6,173	619,707
Applied Materials, Inc.	4,733	632,329
Broadcom, Inc.	1,256	582,357
Brooks Automation, Inc.	7,404	604,537
Entegris, Inc.	5,565	622,167
Intel Corp.	9,246	591,744
IPG Photonics Corp.*	2,935	619,109
Lattice Semiconductor Corp.*	13,520	608,670
MACOM Technology Solutions Holdings, Inc.*	10,444	605,961
MaxLinear, Inc.*	18,306	623,868
Micron Technology, Inc.*	6,833	602,739
MKS Instruments, Inc.	3,302	612,257
NVIDIA Corp.	1,158	618,291
ON Semiconductor Corp.*	15,052	626,314
Onto Innovation, Inc.*	9,702	637,518
Power Integrations, Inc.	7,356	599,367
QUALCOMM, Inc.	4,534	601,163
Semtech Corp.*	8,998	620,862
Silicon Laboratories, Inc.*	4,288	604,908
Silicon Motion Technology Corp. (Taiwan)(b)	10,274	610,173
SiTime Corp.*	6,262	617,433
Skyworks Solutions, Inc.	3,339	612,640
Synaptics, Inc.*(a)	4,367	591,379
Ultra Clean Holdings, Inc.*	10,692	620,564
Total Semiconductors		15,910,557

Software – 12.9%
8x8, Inc.*	18,312	594,041
Dynatrace, Inc.*	12,699	612,600
Elastic NV*	5,539	615,937
Five9, Inc.*	3,854	602,496
Nutanix, Inc., Class A*	22,634	601,159
RingCentral, Inc., Class A*	2,067	615,718
salesforce.com, Inc.*	2,847	603,194
ServiceNow, Inc.*	1,215	607,633
Sprout Social, Inc., Class A*	11,217	647,894
Twilio, Inc., Class A*	1,888	643,355
Veritone, Inc.*	26,846	643,767

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Software (continued)
Zoom Video Communications, Inc., Class A*	1,893	$608,202
Total Software		7,395,996

Telecommunications – 3.2%
Calix, Inc.*	16,543	573,380
Cambium Networks Corp.*	13,470	629,318
Extreme Networks, Inc.*	68,650	600,688
Total Telecommunications		1,803,386

Textiles – 1.0%
Mohawk Industries, Inc.*	3,097	595,584

Total Common Stocks
(Cost $54,160,495)		55,172,840

MONEY MARKET FUND – 0.9%
Fidelity Investments Money Market Government Portfolio – Class I, 0.01%(c) (Cost $542,200)	542,200	542,200

	Notional Amount	Contracts
PURCHASED PUT OPTIONS – 2.8%
iShares Russell 2000 ETF, expiring 06/30/21, Strike Price $210.00	$17,388,000	828	648,324
iShares Russell 2000 ETF, expiring 06/30/21, Strike Price $211.00	15,107,600	716	583,182
SPDR S&P 500 ETF Trust, expiring 07/16/21, Strike Price $362.00	20,308,200	561	371,382
Total Purchased Put Options
(Cost $1,667,519)			1,602,888

REPURCHASE AGREEMENT – 0.4%(d)
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $245,939, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $250,164)
(Cost $245,939)		$245,939	245,939
Total Investments – 100.5%
(Cost $56,616,153)			57,563,867
Liabilities in Excess of Other Assets – (0.5%)			(309,899)

Net Assets – 100.0%			$57,253,968

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,182,795; the aggregate market value of the collateral held by the fund is $1,177,325. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $931,386.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$55,172,840	$–	$–	$55,172,840
Money Market Fund	542,200	–	–	542,200
Purchased Put Options	1,602,888	$–	$–	1,602,888
Repurchase Agreement	–	245,939	–	245,939
Total	$57,317,928	$245,939	$–	$57,563,867

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	3.2%
Commercial Services	2.1
Computers	4.3
Cosmetics/Personal Care	1.0
Diversified Financial Services	2.1
Electrical Components & Equipment	1.0
Electronics	2.1
Entertainment	1.1
Food	1.0
Healthcare - Products	2.2
Home Builders	2.1
Internet	7.4
Leisure Time	3.1
Machinery - Diversified	2.2
Media	1.1
Miscellaneous Manufacturing	1.0
Purchased Put Options	2.8
Retail	14.5
Semiconductors	27.8
Software	12.9
Telecommunications	3.2
Textiles	1.0
Money Market Fund	0.9
Repurchase Agreement	0.4
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%